Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Taxes [Abstract]
United States	$ 40,821	$ (391,703)
Foreign	414,745	3,977,983
Total	$ 455,566	$ 3,586,280